Derivative Instruments and Hedging Activities - Earnings Effect of Derivative Instruments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Term loan interest rate swaps [member] | Designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Other comprehensive loss		$ (7)	$ (11)	$ (14)
Term loan interest rate swaps [member] | Not designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing	[1]	0	0	0
Other non-operating income, net [member] | Term loan interest rate swaps [member] | Not designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Other non-operating income, net		4
Interest expense [member] | Term loan interest rate swaps [member] | Not designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense	[2]	4
Gain (loss) on foreign currency transactions [member] | Foreign exchange forward contracts [member] | Not designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign exchange transactions		$ 7	$ 11	$ 1

[1]	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the years ended December 31, 2016, 2015 and 2014.
[2]	The amount recognized during the year ended December 31, 2016 is related to the dedesignation of these instruments as cash flow hedges and was reclassified from accumulated other comprehensive loss as the underlying transactions occurred.